Deconsolidation of 58 Home	12 Months Ended
Dec. 31, 2015
Deconsolidation Of 58 Home
Deconsolidation of 58 Home

5. Deconsolidation of 58 Home

58 Home has been the holding company of the 58 Home business and a majority owned entity of the Company since its establishment in late 2014. The Company owned 80,000,000 ordinary shares issued by 58 Home (“58 Home Ordinary Shares”).

In February 2015, 58 Home adopted its 2015 Share Incentive Plan (“58 Home 2015 Plan”). In February 2015, 58 Home granted 9,100,000 restricted shares to the selected management members of 58 Home. In April 2015, 58 Home further granted 1,880,000 restricted shares to a senior management member of the Company. All of these restricted shares were fully vested on the respective grant dates. Share-based compensation expense amounted to US$1,978 was recognized for the period from respective grant dates to November 27, 2015 with respect to the grant of the restricted shares. These holders of restricted shares are referred to as “noncontrolling interests” of 58 Home. Other share-based awards granted by 58 Home to its employees were discussed in Note 22.

On October 12, 2015, a share subscription agreement (the “58 Home Share Subscription Agreement”) was entered into among 58 Home and certain investors whereby 58 Home agreed to issue to the investors 40,800,000 Series A convertible preference shares (“58 Home Series A Preference Shares”), at a price of US$7.3529 per share, amounting to an aggregate purchase price of US$300,000. Investors of the 58 Home Series A Preference Shares included the Company who paid US$10,000 for 1,360,000 58 Home Series A Preference Shares and other new investors who paid US$290,000 aggregately to subscribe the remaining 39,440,000 58 Home Series A Preference Shares.

Before closing of the transaction, in November 2015, pursuant to the 58 Home Share Subscription Agreement, the Company unilaterally contributed US$100,638 as additional paid-in capital to 58 Home by waiving US$100,638 receivable from 58 Home. Because the noncontrolling ordinary shareholders of 58 Home are employees of the Group, the unilateral capital contribution by the Company resulted in the increase in the noncontrolling interests of 58 Home by US$12,147 and the corresponding amount was recognized as employee compensation expense in the Group’s consolidated statements of comprehensive income/(loss).

Pursuant to the Amended and Restated Memorandum of Association of 58 Home adopted on October 26, 2015, certain approval rights were granted to a noncontrolling preference shareholder of 58 Home in relation to (i) annual budget and (ii) employment of certain key management members of 58 Home. These approval rights granted to the noncontrolling preference shareholder of 58 Home were considered as substantive participating rights in accordance with ASC 810-10. As a result, the Group has deconsolidated 58 Home since the completion of the transaction on November 27, 2015.

On the date of deconsolidation, the Group derecognized the assets and liabilities, including allocated goodwill attributable to 58 Home, which amounted to US$207,833, derecognized noncontrolling interests of 58 Home and recognized the investment in 58 Home Series A Preference Shares at fair value of US$10,000, the investment in 58 Home Ordinary Shares at fair value of US$256,000, and a gain on deconsolidation of 58 Home of US$45,998.

Subsequent to the completion of the transaction, the Group continued to retain equity interest in 58 Home through its ownership of 80,000,000 58 Home Ordinary Shares, representing 87.9% ordinary share equity interest in 58 Home, and of 1,360,000 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. The Company has shared 87.9% of net loss of 58 Home for the period from November 27, 2015 to December 31, 2015 and recorded an investment loss of US$9,288. On the other hand, the Company’s investment in the 58 Home Series A Preference Shares was accounted for as cost method investment in accordance with ASC 325-20 because the preference shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the period in which it was accounted for by equity method.

For the period from November 27 to December 31, 2015
US$
Operating data:
Total revenues	51
Gross profit	(86)
Loss from operations	(10,856)
Net loss	(10,562)

As of December 31, 2015
US$
Balance sheets data:
Current assets	233,665
Non-current assets	83,303
Current liabilities	25,452
Mezzanine equity	300,000
Total shareholders’ deficit	(8,484)